Leasing Arrangements - Schedule of Future Minimum Payments for Operating and Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Capital Leases
2021 (3 months)	$ 1,193
2021		$ 1,313
2022	1,582	1,586
2023	813	1,346
2024		721
Total	3,588	4,966
Less interest on lease obligations	(258)	(464)
Net amount	3,330	4,502
Less current portion	(2,590)	(1,313)
Non-current portion	740	3,189
Operating Leases
2021 (3 months)	2,235
2021		9,437
2022	8,817	8,936
2023	8,251	8,568
2024	7,133	7,377
2025	3,798	3,810
Thereafter	2,552	2,552
Total	$ 32,786	$ 40,680